Fair value measurements - Items Other Than Those Recognized at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Short-term investments	$ 823,039	$ 1,218,380
Investments held-to-maturity	2,304,756	2,255,987
Other real estate owned, net	4,052	3,842
Carrying amount | Nonrecurring | Level 1
Financial assets
Cash due from banks	3,289,592	2,550,070
Short-term investments	823,039	1,218,380
Carrying amount | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	197,039	142,283
Investments held-to-maturity	2,194,371	2,208,663
Loans, net of allowance for credit losses	5,160,810	5,142,622
Other real estate owned, net	4,052	3,842
Financial liabilities
Long-term debt	171,462	143,500
Carrying amount | Nonrecurring | Level 2 | Term deposits
Financial liabilities
Payable on demand	2,660,082	3,051,306
Fair value | Nonrecurring | Level 1
Financial assets
Cash due from banks	3,289,592	2,550,070
Short-term investments	823,039	1,218,380
Fair value | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	197,039	142,283
Investments held-to-maturity	2,304,756	2,255,987
Loans, net of allowance for credit losses	5,193,240	5,161,257
Other real estate owned, net	4,052	3,842
Financial liabilities
Long-term debt	170,086	147,574
Fair value | Nonrecurring | Level 2 | Term deposits
Financial liabilities
Payable on demand	2,665,463	3,054,813
Appreciation / (depreciation) | Nonrecurring | Level 1
Financial assets
Cash due from banks	0	0
Short-term investments	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	0	0
Investments held-to-maturity	110,385	47,324
Loans, net of allowance for credit losses	32,430	18,635
Other real estate owned, net	0	0
Financial liabilities
Long-term debt	1,376	(4,074)
Appreciation / (depreciation) | Nonrecurring | Level 2 | Term deposits
Financial liabilities
Payable on demand	$ (5,381)	$ (3,507)